General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of General and Administrative Expenses [Abstract]
Accounting, tax, and audit fees	$ 1,406	$ 258
Legal fees	4,510	1,516
Consulting and advisory fees	1,623
Directors’ fees	623	115
Compensation and benefits	1,648	224
Travel and entertainment	230	84
Insurance and medical benefit expenses	844	57
Advertising and marketing expenses	825	100
Provision for expected credit losses for accounts receivable	3,114	216
Office and supplies and administrative expenses	118	111
Miscellaneous	152	396
Total	$ 15,093	$ 3,077